Lease (Tables)	12 Months Ended
Dec. 31, 2024
Lease
Schedule of lease cost and supplemental information

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Long-term lease expense	—	—	770
Short-term lease expense	7,611	1,872	462
Total lease costs	7,611	1,872	1,232

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Other information
Cash paid for amounts included in the measurement of operating lease liabilities
Operating cash flows for operating leases	—	—	1,051
Supplemental lease cash flow disclosure
Right-of-use assets obtained in exchange for new operating lease liabilities	—	—	3,907
Weighted-average remaining lease term (years)	—	—	2.02
Weighted-average discount rate	—	—	3.33%

Schedule of future minimum lease payments

For the year ending December 31,	Amount
2025	1,710
2026	987
2027	231
Thereafter	—
Total lease payments	2,928
Less: imputed interest	(72)
Present value of lease liabilities	2,856